Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Jun. 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2012